CONDENSED FINANCIAL STATEMENTS OF PARENT ONLY - Parent Only Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 9,151	$ 10,941		$ 10,326
Other assets	2,997	2,822		2,083
Total assets	998,519	974,079		902,265
Liabilities and Shareholders' Equity
Shareholders' equity	128,272	125,584	$ 117,330	115,777	$ 109,149
Total liabilities and shareholders' equity	$ 998,519	974,079		902,265
PROVIDENT BANCORP, INC.
Assets
Cash and due from banks		5,249		5,224
Investment in common stock of The Provident Bank		117,615		107,629
Other assets		2,755		2,946
Total assets		125,619		115,799
Liabilities and Shareholders' Equity
Accrued expenses		35		22
Shareholders' equity		125,584		115,777
Total liabilities and shareholders' equity		$ 125,619		$ 115,799